Retirement Share | ALLIANCEBERNSTEIN HIGH INCOME FUND INC
ALLIANCEBERNSTEIN HIGH INCOME FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek to maximize total returns from price appreciation and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Share ALLIANCEBERNSTEIN HIGH INCOME FUND INC	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases, a 1%, 1-year CDSC may apply for Class A shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retirement Share ALLIANCEBERNSTEIN HIGH INCOME FUND INC	CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees	0.49%	0.49%	0.50%	0.49%
Distribution and/or Service (12b-1) Fees	0.30%	0.50%	0.25%	none
Other Expenses: Transfer Agent	0.10%	0.22%	0.20%	0.07%
Other Expenses	0.07%	0.07%	0.06%	0.07%
Total Other Expenses	0.17%	0.29%	0.26%	0.14%
Total Annual Fund Operating Expenses	0.96%	1.28%	1.01%	0.63%

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retirement Share ALLIANCEBERNSTEIN HIGH INCOME FUND INC (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	98	[1]	130	103	64
After 3 Years	306		406	322	202
After 5 Years	531		702	558	351
After 10 Years	1,178		1,545	1,236	786
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund pursues income opportunities from government, corporate, emerging market and high yield sources. It has the flexibility to invest in a broad range of fixed-income securities in both developed and emerging market countries. The Fund's investments may include U.S. and non-U.S. corporate debt securities and sovereign debt securities. The Fund may invest, without limitation, in either U.S. Dollar-denominated or non-U.S. Dollar-denominated fixed-income securities.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund may invest in debt securities with a range of maturities from short- to long-term. Substantially all of the Fund's assets may be invested in lower-rated securities, which may include securities having the lowest rating for non-subordinated debt instruments (i.e., rated C by Moody's or CCC+ or lower by S&P and Fitch) and unrated securities of equivalent investment quality. The Fund also may invest in investment grade securities and unrated securities.

 The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques. The Fund may also make short sales of securities or maintain a short position. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures, forwards, or swaps.

PRINCIPAL RISKS

.  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value  of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling  to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

.  BELOW INVESTMENT GRADE SECURITIES: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher  probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate   sensitivity, negative perceptions of the junk bond market generally and less  secondary market liquidity.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly  greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to  exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate  losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment  techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

.  how the Fund's performance changed from year to year over ten years; and

.  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 23.96% IN THE 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -17.75% IN THE 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - Retirement Share ALLIANCEBERNSTEIN HIGH INCOME FUND INC	1 YEAR	5 YEARS	10 YEARS		INCEPTION DATE
CLASS A SHARES	1.06%	8.74%	13.08%	[1]
CLASS R SHARES	1.75%	8.51%	12.85%	[1]	Jan. 28, 2008
CLASS K SHARES	2.13%	8.82%	13.15%	[1]	Jan. 28, 2008
CLASS I SHARES	2.41%	9.10%	13.44%	[1]	Jan. 28, 2008
JPMorgan Emerging Markets Bond Index Global ("EMBI Global") (U.S. Dollar-denominated) (reflects no deduction for fees, expenses, or taxes)	8.46%	8.08%	11.04%	[1]
JPMorgan Government Bond Index-Emerging Markets ("GBI-EM") (local currency-denominated) (reflects no deduction for fees, expenses, or taxes)	(6.35%)	5.97%		[1]
Barclays Capital High Yield Index (2% Constrained) ("BC High Yield") (reflects no deduction for fees, expenses, or taxes)	4.96%	7.74%	8.96%	[1]
Composite Benchmark (equal weighted blend of EMBI Global, GBI-EM and BC High Yield)	2.33%	7.43%		[1]
[1]	Inception date for Class R, Class K and Class I shares: 1/28/08. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Class K and Class I shares, respectively.